Long-term investments - Equity method investments, Summary combined financial information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial position:
Current assets	¥ 3,100,363			¥ 3,853,333		¥ 2,592,163		$ 427,560	$ 531,398
Non-current assets	901,725			877,699		1,315,417		124,354	121,041
Total assets	4,002,088			4,731,032		3,907,580		551,914	652,439
Current liabilities	3,522,606			3,927,441		2,754,861		485,789	541,617
Non-current liabilities	824,043			838,047		489,358		113,642	115,574
Total liabilities	4,346,649			4,765,488		3,244,219		599,431	657,191
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc	(475,760)			(196,396)		(4,097,326)		(65,610)	(27,085)
Liabilities and shareholders' deficit	4,002,088			4,731,032		3,907,580		$ 551,914	$ 652,439
Results of operations:
Total revenues	1,717,437		¥ 1,313,992	3,561,994	$ 491,222	2,779,063	¥ 2,241,063
Loss from operation	(381,972)	$ (52,677)	(677,752)	(1,628,221)	(224,541)	(1,000,178)	(430,481)
Net loss	¥ (380,586)	$ (52,487)	¥ (581,481)	(1,564,164)	$ (215,706)	(1,173,955)	(439,659)
Impairment loss recognized				0		0	¥ 0
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Financial position:
Current assets				1,216,042		1,068,323
Non-current assets				999,573		1,252,988
Total assets				2,215,615		2,321,311
Current liabilities				942,899		675,372
Non-current liabilities				1,056,274		956,934
Total liabilities				1,999,173		1,632,306
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc				216,442		689,005
Liabilities and shareholders' deficit				2,215,615		2,321,311
Results of operations:
Total revenues				1,134,152		711,800
Loss from operation				(636,240)		(482,095)
Net loss				¥ (641,401)		¥ (392,337)